Summary of Significant Accounting Policies - Additional Information (Detail) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2019 USD ($) Reporting_unit $ / shares shares	Sep. 30, 2019 Reporting_unit	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares
Summary Of Significant Accounting Policies [Line Items]
Number of reporting unit | Reporting_unit	2	1
Goodwill descreption			we weighted the income approach 75% and the market approach 25%.
Repurchase of common stock	64,044		64,044	107,109	745,122
Repurchase of common stock, value | $			$ 272	$ 479	$ 3,474
Convertible Preferred Stock [Member]
Summary Of Significant Accounting Policies [Line Items]
Antidilutive securities excluded from computation of earnings per share			50,000
Convertible Common Stock [Member]
Summary Of Significant Accounting Policies [Line Items]
Antidilutive securities excluded from computation of earnings per share			15,152,761
Patents [Member] | Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of intangible assets			8 years
Patents [Member] | Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of intangible assets			16 years
Acquired Exclusivity Rights [Member]
Summary Of Significant Accounting Policies [Line Items]
Acquired exclusivity rights, remaining amortization period			8 years
Licensing Rights [Member] | Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of intangible assets			5 years
Licensing Rights [Member] | Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of intangible assets			25 years
Spine Asset Group [Member]
Summary Of Significant Accounting Policies [Line Items]
Finite-lived intangible assets carry amount | $	$ 85,096		$ 85,096
Spine Asset Group [Member] | Finite-Lived Intangible Assets [Member]
Summary Of Significant Accounting Policies [Line Items]
Impairment charge | $			$ 85,096
Stock Option [Member]
Summary Of Significant Accounting Policies [Line Items]
Antidilutive securities excluded from computation of earnings per share			4,536,461	4,275,744	4,662,037
Stock Option [Member] | Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Common stock price per share | $ / shares	$ 2.09		$ 2.09	$ 2.69	$ 2.69
Stock Option [Member] | Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Common stock price per share | $ / shares	$ 5.23		$ 5.23	$ 5.23	$ 8.20